Equity (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended				3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 11, 2026	Aug. 12, 2026	Jun. 04, 2026	Mar. 31, 2026	Mar. 23, 2026	Sep. 30, 2026	Aug. 31, 2026	Jul. 31, 2026	Mar. 31, 2026	Sep. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Class of Stock [Line Items]
Dividends declared per common share (in dollars per share)										$ 0.285			$ 0.4449
Accrued dividends on common stock						$ 33,404				$ 33,404			$ 33,404	$ 0
Common stock, dividends, per share, cash paid (in dollars per share)				$ 0.0174		$ 0.0475	$ 0.0475	$ 0.0475		$ 0.1425	$ 0.1425		$ 0.3024
Payments of offering costs												$ 8,000	$ 8,534	0	$ 2,113
Janus Living OP
Class of Stock [Line Items]
Unit redemption ratio (in shares)													1
LTIP Units (in shares)						392,000				392,000			392,000
IPO
Class of Stock [Line Items]
Issuance of common stock in connection with initial public offering, net of underwriting fees					$ 966,000
Payments of offering costs					$ 65,000
Follow-On Public Offering
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)		18,400,000
Payments of offering costs			$ 1,000							$ 2,000
Proceeds from issuance of common stock		$ 534,000	719,000
Over-Allotment Option
Class of Stock [Line Items]
Payments of offering costs		$ 19,000	$ 28,000
Janus Living OP
Class of Stock [Line Items]
Common unit, issued (in shares)				187,222,996					187,222,996			187,222,996
Class A-1 Shares
Class of Stock [Line Items]
Issuance of common stock in connection with initial public offering, net of underwriting fees													$ 2,107,448	$ 0
Criteria redemption units						$ 2,200,000				$ 2,200,000			$ 2,200,000
Class A-1 Shares | IPO
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)									48,300,000
Class A-1 Shares | Janus Living OP
Class of Stock [Line Items]
Common unit, issued (in shares)					187,222,996
Unit redemption ratio (in shares)													1
Common Class A-1 | Follow-On Public Offering
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)			25,000,000
Common Class A-1 | Over-Allotment Option
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)			3,750,000
Sale of stock, period of duration for underwriters			30 days
O 2026 M10 Dividends
Class of Stock [Line Items]
Declaration Date	Sep. 11, 2026
Dividends declared per common share (in dollars per share)	$ 0.0475
Dividend payable date	Oct. 28, 2026
Dividend payable record date	Oct. 16, 2026
O 2026 M11 Dividends
Class of Stock [Line Items]
Declaration Date	Sep. 11, 2026
Dividends declared per common share (in dollars per share)	$ 0.0475
Dividend payable date	Nov. 23, 2026
Dividend payable record date	Nov. 12, 2026
O 2026 M12 Dividends
Class of Stock [Line Items]
Declaration Date	Sep. 11, 2026
Dividends declared per common share (in dollars per share)	$ 0.0475
Dividend payable date	Dec. 29, 2026
Dividend payable record date	Dec. 18, 2026
Healthpeak
Class of Stock [Line Items]
Criteria redemption units (in shares)						75,917,780				75,917,780			75,917,780
Healthpeak | Janus Living OP
Class of Stock [Line Items]
Voting and economic rights percentage						69.20%				69.20%			69.20%
Healthpeak | Class A-1 Shares
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)					138,816,246				138,816,246
Healthpeak | Janus Living OP Common Units
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)					75,917,780				75,917,780				75,917,780
Healthpeak | Common Class A-2
Class of Stock [Line Items]
Aggregate consideration									$ 760
Janus Living, Inc | Janus Living OP Common Units
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)													234,372,996
Certain Employees Of Janus Living, Inc. | LTIP Units | Janus Living OP
Class of Stock [Line Items]
Issuance of common stock, net (in shares)													392,000